SUPPLEMENT DATED JANUARY 6, 2011

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT LATITUDE AND NEW YORK KEYPORT CHARTER

TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

Effective January 3, 2011, Rydex Advisors II, LLC (formerly PADCO Advisors II, LLC), the advisor to the Rydex Funds, was merged into Security Investors, LLC, which will operate under the name Rydex Investments.

Please retain this supplement with your prospectus for future reference.

Charter, Latitude, Vista (NY) 1/2011